Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	Redeemable noncontrolling interests
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Balance at the beginning of the year	116,090	125,405	17,933
Accretion of redeemable noncontrolling interests	9,315	10,030	1,434
Balance at the end of the year	125,405	135,435	19,367